Leases - Other Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 6,585	$ 5,624
ROU assets obtained in exchange for lease obligations:
Operating leases	$ 28,252	$ 39,664
Weighted average remaining lease term (years)	7 years 3 months 18 days	8 years 2 months 12 days
Weighted average discount rate (as a percent)	4.50%	5.30%